INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2012
INTANGIBLE ASSETS, NET

10. INTANGIBLE ASSETS, NET

Intangible assets and the related accumulated amortization and impairment loss are summarized as follows:

	As of December 31, 2011,
	Cost or fair value at acquisition	Accumulated amortization	Impairment	Net value
	RMB	RMB	RMB	RMB
Computer software	1,581	(201)	—	1,380
Mobile games and platforms	56,429	(20,524)	—	35,905
Acquired customer relationships	42,939	(11,506)	—	31,433
Mobile game product development costs	1,817	(434)	—	1,383

Total	102,766	(32,665)	—	70,101

	As of December 31, 2012,
	Cost or fair value at acquisition	Accumulated amortization	Impairment	Net value	Net value
	RMB	RMB	RMB	RMB	US$
Computer software	5,210	(1,416)	—	3,794	609
Mobile games and platforms	59,304	(35,690)	—	23,614	3,790
Acquired customer relationships	42,938	(17,639)	(10,910)	14,389	2,310
Mobile game product development costs	2,679	(1,478)	—	1,201	193

Total	110,131	(56,223)	(10,910)	42,998	6,902

During the year ended December 31, 2012, the Company recognized a full impairment charge of RMB10,910 (US$1,751) on the acquired customer relationships of the OWX Group attributable to the handset design segment, as the intangible asset was no longer expected to generate any further economic benefits for the Group.

Amortization expenses, which were recorded in cost of revenues, for the years ended December 31, 2010, 2011 and 2012 were RMB10,499, RMB19,686 and RMB23,583 (US$3,785), respectively.

The estimated annual amortization expenses for each of the five succeeding fiscal years are as follows:

	RMB	US$
2013	16,530	2,653
2014	13,382	2,148
2015	9,716	1,560
2016	3,356	539
2017	14	2

Total	42,998	6,902